Corporate Information	6 Months Ended
Jun. 30, 2026
Corporate Information [Abstract]
CORPORATE INFORMATION
1.	CORPORATE INFORMATION

Greenfire Resources Ltd. (the “Company” or “Greenfire”) was incorporated under the laws of Alberta on December 9, 2022. Greenfire’s common shares are publicly traded on the Toronto Stock Exchange and the New York Stock Exchange under the symbol “GFR”. The Company’s corporate head office is located at 800, 350 7th Avenue SW, Calgary, AB T2P 3N9.

Greenfire is engaged in the exploration, development and operation of oil properties in the Athabasca oil sands region of Alberta. These condensed interim consolidated financial statements (the “financial statements”) are comprised of the accounts of Greenfire and its wholly owned subsidiary.

As at June 30, 2026, approximately 72.0% of the Company’s common shares were owned by certain limited partnerships comprising Waterous Energy Fund and its affiliates (collectively, “WEF”).